FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
A summary of the changes in the fair value of FCX's Level 3 instruments, crude oil options, for the years ended December 31 follows:

	2015	2014	2013
Balance at beginning of year	$316	$(309)	$—
Crude oil options assumed in the PXP acquisition	—	—	(83)
Net realized gains (losses)[a]	86	(42)	(38)
Net unrealized gains (losses) related to assets and liabilities still held at the end of the year[b]	—	430	(230)
Net settlements[c]	(402)	237	42
Balance at the end of the year	$—	$316	$(309)

a.
Includes net realized gains (losses) of $87 million recorded in revenues in 2015, $(41) million in 2014 and $(37) million in 2013, and $(1) million of interest expense associated with deferred premiums in 2015, 2014 and 2013.

b.	Includes unrealized gains (losses) recorded in revenues of $432 million in 2014 and $(228) million in 2013, and $(2) million of interest expense associated with deferred premiums in 2014 and 2013.

c.	Includes interest payments of $4 million in 2015, $5 million in 2014 and $1 million in 2013.

Fair Value Measurement Inputs Disclosure
A summary of the carrying amount and fair value of FCX’s financial instruments, other than cash and cash equivalents, accounts receivable, restricted cash, accounts payable and accrued liabilities, and dividends payable follows:

	At December 31, 2015
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund	$23	$23	$—	$23	$—
Money market funds	21	21	21	—	—
Equity securities	3	3	3	—	—
Total	47	47	24	23	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund	52	52	—	52	—
Government bonds and notes	37	37	—	37	—
Government mortgage-backed securities	28	28	—	28	—
Corporate bonds	26	26	—	26	—
Asset-backed securities	13	13	—	13	—
Collateralized mortgage-backed securities	7	7	—	7	—
Money market funds	7	7	7	—	—
Municipal bonds	1	1	—	1	—
Total	171	171	7	164	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross asset position	19	19	—	19	—
Copper futures and swap contracts	1	1	1	—	—
Total	20	20	1	19	—

Total assets		$238	$32	$206	$—

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross liability position	$81	$81	$—	$81	$—
Copper futures and swap contracts	11	11	7	4	—
Total	92	92	7	85	—

Long-term debt, including current portion[f]	20,428	13,987	—	13,987	—

Total liabilities		$14,079	$7	$14,072	$—

	At December 31, 2014
	Carrying	Fair Value
	Amount	Total	Level 1	Level 2	Level 3
Assets
Investment securities:[a,b]
U.S. core fixed income fund	$23	$23	$—	$23	$—
Money market funds	20	20	20	—	—
Equity securities	3	3	3	—	—
Total	46	46	23	23	—

Legally restricted funds:[a,b,c,d]
U.S. core fixed income fund	52	52	—	52	—
Government bonds and notes	39	39	—	39	—
Corporate bonds	27	27	—	27	—
Government mortgage-backed securities	19	19	—	19	—
Asset-backed securities	17	17	—	17	—
Money market funds	11	11	11	—	—
Collateralized mortgage-backed securities	6	6	—	6	—
Municipal bonds	1	1	—	1	—
Total	172	172	11	161	—

Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross asset position	15	15	—	15	—
Crude oil options	316	316	—	—	316
Total	331	331	—	15	316

Total assets		$549	$34	$199	$316

Liabilities
Derivatives:[a,e]
Embedded derivatives in provisional sales/purchase
contracts in a gross liability position	$91	$91	$—	$91	$—
Copper futures and swap contracts	7	7	6	1	—
Total	98	98	6	92	—

Long-term debt, including current portion[f]	18,849	18,735	—	18,735	—

Total liabilities		$18,833	$6	$18,827	$—

a.	Recorded at fair value.

b.	Current portion included in other current assets and long-term portion included in other assets.

c.
Excludes time deposits (which approximated fair value) included in other assets of $118 million at December 31, 2015, and $115 million at December 31, 2014, associated with an assurance bond to support PT-FI's commitment for smelter development in Indonesia (refer to Note 13 for further discussion).

d.	Excludes time deposits (which approximated fair value) included in other current assets of $28 million at December 31, 2015 and $17 million at December 31, 2014.

e.	Refer to Note 14 for further discussion and balance sheet classifications. Crude oil options are net of $210 million at December 31, 2014, for deferred premiums and accrued interest.

f.	Recorded at cost except for debt assumed in acquisitions, which are recorded at fair value at the respective acquisition dates.